Schedule of Investments ─ NYLI Winslow Large Cap Growth ETF (formerly, IQ Winslow Large Cap Growth ETF)

July 31, 2024 (unaudited)

	Shares	Value
Common Stocks — 99.5%
Communication Services — 14.6%
Alphabet, Inc., Class A	9,820	$1,684,523
Alphabet, Inc., Class C	8,231	1,425,198
Meta Platforms, Inc., Class A	3,852	1,829,045
Netflix, Inc.*	714	448,642
Spotify Technology SA*	3,147	1,082,379
Total Communication Services		6,469,787

Consumer Discretionary — 15.8%
Amazon.com, Inc.*	20,578	3,847,674
Booking Holdings, Inc.	58	215,471
Chipotle Mexican Grill, Inc.*	14,703	798,667
Hilton Worldwide Holdings, Inc.	1,998	428,911
Home Depot, Inc. (The)	1,295	476,767
MercadoLibre, Inc.*	406	677,573
O’Reilly Automotive, Inc.*	471	530,506
Total Consumer Discretionary		6,975,569

Financials — 5.0%
KKR & Co., Inc.	7,799	962,786
Mastercard, Inc., Class A	1,329	616,271
Visa, Inc., Class A(a)	2,392	635,483
Total Financials		2,214,540

Health Care — 8.5%
Abbott Laboratories	4,736	501,732
Boston Scientific Corp.*	5,910	436,630
Eli Lilly & Co.	1,003	806,683
Intuitive Surgical, Inc.*	2,285	1,015,934
Stryker Corp.	1,530	500,998
UnitedHealth Group, Inc.	899	517,968
Total Health Care		3,779,945

Industrials — 9.7%
AMETEK, Inc.	2,463	427,281
Eaton Corp. PLC	1,996	608,361
Ferguson PLC	2,940	654,591
General Electric Co.	4,436	755,007
Trane Technologies PLC	2,222	742,770
Uber Technologies, Inc.*	9,985	643,733
Waste Connections, Inc.	2,663	473,402
Total Industrials		4,305,145

Information Technology — 45.6%
Adobe, Inc.*	1,660	915,739
Advanced Micro Devices, Inc.*	1,473	212,819
Apple, Inc.	16,163	3,589,479
ASML Holding NV	576	539,539
Broadcom, Inc.	10,470	1,682,320
Fair Isaac Corp.*	414	662,400
Intuit, Inc.	1,667	1,079,132
Lam Research Corp.	804	740,677
Microsoft Corp.	11,918	4,985,895
NVIDIA Corp.	32,691	3,825,501
ServiceNow, Inc.*	903	735,394
Synopsys, Inc.*	983	548,829
Workday, Inc., Class A*	2,902	659,102
Total Information Technology		20,176,826

Materials — 0.3%
Vulcan Materials Co.	535	146,863

Total Common Stocks
(Cost $34,730,083)		44,068,675

	Shares	Value
Short-Term Investment — 1.1%
Money Market Fund — 1.1%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 5.28%(b)
(Cost $496,163)	496,163	$496,163

Total Investments — 100.6% (Cost $35,226,246)		44,564,838
Other Assets and Liabilities, Net — (0.6)%		(266,214)
Net Assets — 100%		$44,298,624

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $330,493; total market value of collateral held includes non-cash U.S. Treasury securities collateral having a value of $333,855.
(b)	Reflects the 7-day yield at July 31, 2024.

Schedule of Investments ─ NYLI Winslow Large Cap Growth ETF (formerly, IQ Winslow Large Cap Growth ETF) (continued)

July 31, 2024 (unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2024. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund’s most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(c)
Common Stocks	$44,068,675	$—	$—	$44,068,675
Short-Term Investment:
Money Market Fund	496,163	—	—	496,163
Total Investments in Securities	$44,564,838	$—	$—	$44,564,838

(c)	For a complete listing of investments and their industries, see the Schedule of Investments.

For the period ended July 31, 2024 the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.